Employee Benefit Arrangements - Obligations and Funded Status (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Change in benefit obligation:
Net actuarial (gains) losses			$ (165.0)		$ (157.8)		$ (47.5)
Other Postretirement Benefits
Change in benefit obligation:
Benefits obligations, beginning balance	45.3	46.0	46.0		55.8
Service cost	0	0	0		(2.1)		0
Interest cost	0.1	1.1	1.7		2.6		2.7
Plan participants' contribution			0.4		0.2
Net actuarial (gains) losses			1.7		(5.4)
Early retiree reinsurance program payments			0		0.3
Prescription drug subsidies			0		0.6
Benefits paid			(4.5)		(6.0)
Plan amendments			0		0
Settlements			0		0
Benefits obligations, ending balance			45.3		46.0		55.8
Change in plan assets:
Fair value of plan assets, beginning balance	0	0	0		0
Actual return on plan assets			0		0
Employer contributions			4.1		4.9
Plan participants' contributions			0.4		0.2
Benefits paid			(4.5)		(5.1)
Settlements			0		0
Fair value of plan assets, ending balance			0		0		0
Unfunded status at end of year			(45.3)	[1]	(46.0)	[1]
Accrued benefit cost			(45.3)		(46.0)
Net amount recognized			(45.3)		(46.0)
Prior service cost (credit)			(28.3)		(31.7)
Tax effect			9.9		11.1
Accumulated other comprehensive loss (income), net of tax			(18.4)		(20.6)
Pension Plans
Change in benefit obligation:
Benefits obligations, beginning balance	2,229.6	1,945.2	1,945.2		1,787.7
Service cost	34.0	29.6	40.5		37.5		38.7
Interest cost	66.2	67.7	90.2		95.0		93.2
Plan participants' contribution			0		0
Net actuarial (gains) losses			233.0		193.0
Early retiree reinsurance program payments			0		0
Prescription drug subsidies			0		0
Benefits paid			(79.3)		(80.1)
Plan amendments			0		(83.6)
Settlements			0		(4.3)
Benefits obligations, ending balance			2,229.6		1,945.2		1,787.7
Change in plan assets:
Fair value of plan assets, beginning balance	1,371.7	1,193.5	1,193.5		993.6
Actual return on plan assets			155.7		111.2
Employer contributions			101.8		173.1
Plan participants' contributions			0		0
Benefits paid			(79.3)		(80.1)
Settlements			0		(4.3)
Fair value of plan assets, ending balance			1,371.7		1,193.5		993.6
Unfunded status at end of year			(857.9)	[1]	(751.7)	[1]
Accrued benefit cost			(857.9)		(751.7)
Net amount recognized			(857.9)		(751.7)
Prior service cost (credit)			(63.0)		(81.0)
Tax effect			22.0		28.3
Accumulated other comprehensive loss (income), net of tax			$ (41.0)		$ (52.7)

[1]	Funded status is not indicative of the Company's ability to pay ongoing pension benefits or of its obligation to fund retirement trusts. Required pension funding is determined in accordance with Employee Retirement Income Security Act regulations.